Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
2014	$ 32,542	197,000
2015	176,048	1,065,740
2016	165,188	1,000,000
2017	0	0
2018	0	0
Thereafter	$ 0	0